Benefit Plans, Estimated Future Benefit Payments, Assumptions and Change in Obligation (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Change in benefit obligation [Rollforward]
Prior service cost		$ 0
Retirement Plan [Member]
Estimated future benefit payments [Abstract]
2024	$ 1,706
2025	1,721
2026	1,746
2027	1,747
2028	1,794
2029 - 2033	$ 8,715
Assumptions used to determine benefit obligation [Abstract]
Discount rate	5.18%	5.44%	2.96%
Assumptions used to determine net periodic pension expense [Abstract]
Discount rate	5.44%	2.96%	2.65%
Expected long-term rate of return on assets, net of tax	5.25%	5.25%	5.25%
Change in benefit obligation [Rollforward]
Accumulated benefit obligation at beginning of year	$ 23,042	$ 30,905
Service cost	0	0	$ 0
Interest cost	1,213	888	856
Prior service cost		0
Net actuarial loss (gain)	645	(6,928)
Accumulated benefit obligation at end of year	23,159	$ 23,042	$ 30,905
Postretirement Benefits [Member]
Estimated future benefit payments [Abstract]
2024	132
2025	160
2026	199
2027	229
2028	270
2029 - 2033	$ 1,717
Assumptions used to determine benefit obligation [Abstract]
Discount rate	5.18%	5.44%	2.96%
Assumptions used to determine net periodic pension expense [Abstract]
Discount rate	5.44%	2.96%	2.65%
Expected long-term rate of return on assets, net of tax	4.00%	4.00%	4.00%
Change in benefit obligation [Rollforward]
Accumulated benefit obligation at beginning of year	$ 4,893	$ 7,016
Service cost	11	18	$ 75
Interest cost	271	207	190
Prior service cost	0	0	611
Benefits paid and actual expenses	(74)	(72)
Net actuarial loss (gain)	527	(2,276)
Accumulated benefit obligation at end of year	5,628	4,893	$ 7,016
Supplementary Pension Plan [Member]
Pension and Other Postretirement Benefits Cost [Abstract]
Plan expense	2,900	2,700
Assets Held-in-trust [Abstract]
Assets held in trust	2,400	2,300
Change in benefit obligation [Rollforward]
Accumulated benefit obligation at beginning of year	2,300
Accumulated benefit obligation at end of year	$ 2,400	$ 2,300